Investment Strategy - BlackRock Daily Reinvestment Stablecoin Reserve Vehicle	Jul. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury (collectively, “Treasury Instruments”), with a maturity of 93 days or less, and overnight repurchase agreements that are secured by Treasury Instruments. The Fund’s portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund intends to qualify as a “government money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the 1940 Act, and other rules of the Securities and Exchange Commission.
Use of the Blockchain
The Fund’s transfer agent, Securitize Transfer Agent, LLC (the “Transfer Agent”), maintains the official record of ownership of OnChain Shares on the public blockchains that are used by the Fund’s investors. In particular, the Transfer Agent utilizes a permissioned system that operates in connection with multiple public, permissionless blockchains. As of the date of this Prospectus, these public blockchains include Ethereum, Tempo, and Solana and in the future may include other supported networks, subject to eligibility and other requirements that the Transfer Agent or Fund may impose. OnChain Shares will be digitally represented on such blockchains using token standards (“Tokens”) that vary by blockchain. Such blockchain records, together with an off‑chain register associating wallet addresses with shareholder personal identifying information, will constitute the official shareholder register of the Fund and, in the absence of a technical failure of either of those systems, conclusively govern the record ownership of the OnChain Shares.
A blockchain is a distributed ledger that digitally records transactions in a verifiable way using cryptography, with records designed to be immutable (i.e., extremely difficult to alter once confirmed). A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in ‘‘blocks’’ that are linked together to form a ‘‘chain’’, hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network known as nodes. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are recorded as “blocks” on the blockchain. Transaction data, other than shareholder personal identifying information, will be publicly available through tools capable of displaying activity on the applicable blockchain networks. Accordingly, OnChain Shares’ issuance, transfer and redemption data (though not a shareholder’s personal identifying information) will be exposed to the public. The personal identifying information necessary to associate a given wallet address with the record owner of the Token(s) at such address will be maintained by the Transfer Agent in a separate, traditional database that is not available to the public. However, if there are data security breaches resulting in theft of the information necessary to link identity with the Token balances, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund.
In order to transact in OnChain Shares, a potential shareholder of OnChain Shares must have a blockchain “wallet.” A blockchain wallet is a software application (but can also be a hardware device or managed by an institutional custody solution) which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, where the public key is mathematically derived from the private key. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will record transaction data, including wallet addresses and digital signatures, but does not record the private key information. Each investor is responsible for their own blockchain wallet, including the security and maintenance of the investor’s private key. Neither the Fund nor the Transfer Agent is responsible for any investor’s blockchain wallet or the maintenance, security, or safekeeping of any investor’s private key. If a shareholder’s private key is lost or stolen, the shareholder should promptly contact the Transfer Agent in writing by email at investorsupport@securitize.io. Upon receipt of notification from a shareholder, the Transfer Agent will contact the shareholder regarding further steps for resolution and the Transfer Agent will take appropriate action such as investigating the issue in accordance with the Transfer Agent’s policies and procedures, including verifying the shareholder’s identity and ownership of Tokens based on the Transfer Agent’s verification processes, assessing the circumstances of the reported loss or theft and, if appropriate, freezing the Tokens in the shareholder’s wallet. Where appropriate, and subject to applicable law and financial crime controls, the Transfer Agent may escalate the matter to an appropriate representative of the Fund. The Transfer Agent may isolate the particular Tokens, revoke such Tokens, re‑authenticate a new wallet per the Fund’s whitelisting procedures, and facilitate payment for revoked tokens by federal wire on a best-efforts basis, in accordance with established procedures and subject to technological, blockchain, or third-party limitations. Any such recovery is not guaranteed. Any newly whitelisted wallet may thereafter be used for future purchases and minting of new Tokens. To the extent any Tokens are revoked, such Tokens will be taken out of circulation through a token burn.
The permissioned system utilized by the Transfer Agent is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, the Transfer Agent registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off‑chain registry (i.e., a separate database that is not available to the public and is used, among other purposes, to satisfy anti-money laundering regulations). Permission to hold OnChain Shares is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in OnChain Shares to pre‑approved potential shareholders. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s and the Fund’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as “minting” (creating a new token balance) and “burning” (removing a token balance from circulation), as well as transfer restrictions to prevent unauthorized transfers to unregistered wallets, i.e., non‑whitelisted wallets, and ability to claw back tokens under certain circumstances. These smart contracts are designed, deployed, and maintained by the Transfer Agent. While the Transfer Agent takes reasonable measures in the design and deployment of smart contracts, smart contracts are software and may contain undetected bugs or vulnerabilities. The Fund and its shareholders bear the risk of smart contract failures. See “Principal Risks of Investing in the Fund — Blockchain Technology Risk”. In this manner, this permissioned system is designed to prevent transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.
Where any shareholder wallet holds OnChain Shares, the registered owner of such OnChain Shares will be the person whose identifying information, as recorded separately on the Fund’s books and records maintained off chain, is associated with such shareholder wallet. The Transfer Agent maintains controls to correct errors in the share registry or remediate unauthorized transactions. In the event such a correction were warranted, the Transfer Agent generally would have the ability to make the correction by adding an appropriate instruction to another subsequent block on the applicable blockchain (i.e., the prior activity on the blockchain would not be deleted, although the blockchain would be updated with the correct transactional history). A person or entity associated with a blockchain wallet to which OnChain Shares may be erroneously transferred would have no legal claim to such OnChain Shares. In the event of such an erroneous transfer, the Transfer Agent generally would have the ability to burn the erroneously transferred OnChain Shares and issue new OnChain Shares to the correct wallet, as applicable.
Delays in transaction processing have occurred on the blockchain networks. Such a delay may occur because of, among other things, the inability of nodes (i.e., validators) to reach consensus on transactions or upgrades or changes to the applicable blockchain protocol. During a network delay, recording transactions in OnChain Shares on the blockchain will not be possible and as such may cause discrepancies between the blockchain record and the backup off‑chain record maintained by the Transfer Agent. Should such a delay occur for an extended period, the Fund could choose to effect transactions with shareholders manually (i.e., in book-entry form) or to provide shareholders with a means to submit transaction requests on a different network approved for use by the Fund, in each case until such time as the network has resumed normal operation. In such circumstances, depending on the action taken by the Fund in response to these events, dividends declared during such period may not be reinvested in additional OnChain Shares and may instead be paid to affected shareholders in cash until shareholders are otherwise notified by the Fund or the Transfer Agent that dividend reinvestment has resumed. Notwithstanding any pause, delay, or freeze affecting a blockchain network, the Transfer Agent will continue to receive, validate, and process redemption requests off-chain in good order. Shareholders’ ability to redeem OnChain Shares is not conditioned upon the availability or operability of any blockchain network, and the Transfer Agent will process all redemption requests that are received in good order regardless of the status of any supported blockchain.
The Fund or BlackRock may choose to re-evaluate the suitability of a particular blockchain network for use by the Fund in the event of future or recurring delays, technical malfunctions or for other reasons. In the event the Fund discontinues use of a blockchain network, the Fund will suspend new OnChain Share subscriptions through such network and may take such additional actions as it deems appropriate with respect to any OnChain Shares deployed on the network, including, without limitation and where applicable law and blockchain architecture permit, processing redemptions of such OnChain Shares manually or initiating the redemption of OnChain Shares deployed on affected blockchain.
Deployment of OnChain Shares on a particular blockchain network should not be viewed as an endorsement of such network by either the Fund or BlackRock, and neither the Fund nor BlackRock shall be responsible for any failures or malfunctions of any such network. Similarly, no blockchain network or blockchain network provider is authorized to act as an agent of the Fund or BlackRock. Potential shareholders should carefully consider the risks of using a blockchain network on which OnChain Shares are deployed and should conduct their own assessment of the suitability of such network for making their investment in the Fund.
The maintenance of the records of OnChain Shares on the blockchain will not affect the Fund’s investments in securities. The Fund will continue to invest in accordance with the requirements in Rule 2a‑7 under the 1940 Act and the terms of this Prospectus. The Fund will not invest in any digital assets, including any virtual currencies.
More detailed information about blockchain technology and the public blockchain network(s) used by the Transfer Agent including the regulatory, operational and technological risks associated with distributed ledger technology, as well as detailed information about the Fund and its policies and risks, can be found in the Fund’s Statement of Additional Information (SAI).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury (collectively, “Treasury Instruments”), with a maturity of 93 days or less, and overnight repurchase agreements that are secured by Treasury Instruments. The Fund’s portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund’s transfer agent, Securitize Transfer Agent, LLC (the “Transfer Agent”), maintains the official record of ownership of OnChain Shares on the public blockchains that are used by the Fund’s investors. In particular, the Transfer Agent utilizes a permissioned system that operates in connection with multiple public, permissionless blockchains. As of the date of this Prospectus, these public blockchains include Ethereum, Tempo, and Solana and in the future may include other supported networks, subject to eligibility and other requirements that the Transfer Agent or Fund may impose. OnChain Shares will be digitally represented on such blockchains using token standards (“Tokens”) that vary by blockchain. Such blockchain records, together with an off‑chain register associating wallet addresses with shareholder personal identifying information, will constitute the official shareholder register of the Fund and, in the absence of a technical failure of either of those systems, conclusively govern the record ownership of the OnChain Shares.